Annual Total Returns - Voya Large Cap Value Fund (Class A C I R R6 T and W Shares) [BarChart] - Class A C I R R6 T and W Shares - Voya Large Cap Value Fund - Class A	Sep. 30, 2020
Bar Chart Table:
2010	19.94%
2011	2.89%
2012	14.12%
2013	30.16%
2014	9.53%
2015	(4.86%)
2016	13.27%
2017	13.30%
2018	(8.14%)
2019	24.56%